Interest-Bearing Loans and Borrowings - Summary of Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Payments	$ 2,338	$ 2,591
Interests	313	606	$ 123
Principal	2,025	1,985
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Payments	404	508
Interests	71	98
Principal	333	410
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Payments	350	391
Interests	60	79
Principal	290	312
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Payments	243	325
Interests	45	70
Principal	198	255
3-5 years [member]
Disclosure of detailed information about borrowings [line items]
Payments	285	467
Interests	60	110
Principal	225	357
Greater than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Payments	1,056	900
Interests	77	250
Principal	$ 979	$ 650